BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 statement Y	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2009
Related party transactions
Payment of fees related to senior secured loans	$ 5.3	$ 0.3	$ 14.9
Income taxes
Threshold percentage of likelihood of a tax position being sustained for recognition of uncertain tax position (as a percent)	50.00%
Period for which an average steady-state normalized taxable income amount is considered for determining valuation allowance on deferred tax assets (in years)	3
Share-based Compensation
Shares authorized under stock incentive plan (in shares)				11,000,000
Recent accounting pronouncements
Number of separate but consecutive statements for presentation of comprehensive income	2
KKR
Related party transactions
Payment of fees related to senior secured loans	2.0
Kemira | Titanium Dioxide Pigments venture
Related party transactions
Purchases from related party	40.0	36.8	31.2
Amount due to related party	5.6	4.1
Contractual advance			16.0
Minimum annual payments under the energy agreement	15.6
Note receivable from related party	27.8
Carrying value of note receivable from related party	5.8
Effective rate at which interest is imputed (as a percent)	8.96%
Fair value of note receivable from related party	9.7
Sales to related party	3.4	2.1	2.8
Amount due from related party	0.6	0.4
Companies owned by Kemira | Titanium Dioxide Pigments venture
Related party transactions
Sales to related party		2.2	11.1
Amount due from related party		0.1
Dow | Viance
Related party transactions
Purchases from related party	1.3	4.1	5.0
Amount due to related party	0.1	2.3
Sales to related party	$ 0.4	$ 0.4	$ 0.3